Current Maturities of Long Term Borrowing and Short-Term Credits (Details) - ILS (₪) ₪ in Thousands	Dec. 31, 2018		Dec. 31, 2017
Current Maturities of Long Term Borrowing and Short-Term Credits [Abstract]
Current maturities and short term credits	₪ 136,028	[1]	₪ 780,861	[2]

[1]	2018 include the Company is Series I notes in the amount of NIS 136 which are due on 30 November, 2019 (see Note 11b).
[2]	2017 include PC's notes in the total amount of NIS 486 million which was reclassified as current liabilities due to the breach of covenants set in trust deeds (see Note 5c) and the Company's series H in the amount of NIS 295 million which was repaid on May 30, 2018